Stock Incentive Plan - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended			12 Months Ended						9 Months Ended	12 Months Ended						12 Months Ended	1 Months Ended		12 Months Ended						9 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended				9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Vested Option [Member]	Dec. 31, 2012 Selling, general and administrative expenses [Member]	Dec. 31, 2011 Selling, general and administrative expenses [Member]	Dec. 31, 2012 IPO Scenario [Member]	Dec. 31, 2012 Cypress Scenario [Member]	Dec. 31, 2009 EBITDA [Member]	Dec. 31, 2009 Working capital performance targets [Member]	Sep. 30, 2013 Stock options [Member]	Dec. 31, 2012 Stock options [Member]	Dec. 31, 2011 Stock options [Member]	Dec. 31, 2010 Stock options [Member]	Dec. 31, 2009 Stock options [Member]	Sep. 30, 2013 Stock options [Member] Pre Distribution [Member]	Sep. 30, 2013 Stock options [Member] Post Distribution [Member]	Dec. 31, 2012 Option Exchange [Member]	Dec. 23, 2011 Restricted stock units [Member]	Oct. 18, 2010 Restricted stock units [Member]	Dec. 31, 2012 Restricted stock units [Member]	Dec. 31, 2011 Restricted stock units [Member]	Dec. 31, 2010 Restricted stock units [Member]	Sep. 30, 2013 Restricted stock units [Member]	Sep. 30, 2013 Restricted stock units [Member] Brake North America and Asia group [Member]	Dec. 31, 2012 Restricted stock units [Member] Brake North America and Asia group [Member]	Sep. 30, 2013 Restricted stock units [Member] IPO Scenario [Member]	Dec. 31, 2012 Restricted stock units [Member] IPO Scenario [Member]	Sep. 30, 2013 Restricted stock units [Member] Cypress Scenario [Member]	Dec. 31, 2012 Restricted stock units [Member] Cypress Scenario [Member]	Dec. 23, 2011 Option Exchange 2 [Member]	Sep. 30, 2013 Deferred Compensation Plan [Member]	Dec. 31, 2012 Deferred Compensation Plan [Member]	Dec. 31, 2011 Deferred Compensation Plan [Member]	Dec. 31, 2010 Deferred Compensation Plan [Member]	Jul. 20, 2005 Maximum [Member]	Dec. 31, 2010 Maximum [Member] Selling, general and administrative expenses [Member]	Dec. 02, 2010 Maximum [Member] 2005 Stock Plan [Member]	Aug. 25, 2010 Maximum [Member] 2005 Stock Plan [Member]	Jul. 20, 2005 Maximum [Member] 2005 Stock Plan [Member]	Sep. 30, 2013 Maximum [Member] Deferred Compensation Plan [Member]	Sep. 30, 2012 Maximum [Member] Deferred Compensation Plan [Member]	Dec. 02, 2010 Minimum [Member] 2005 Stock Plan [Member]	Aug. 25, 2010 Minimum [Member] 2005 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock subject to awards	350,000	350,000	350,000																																	350,000		350,000	300,000	227,000			300,000	227,000
Eligible percentage of vesting									40.00%	10.00%
Options awarded	26,355	26,835	28,680								23,355	23,835	28,680	34,062	175,638			61,868													825
Shares awarded		23,335		22,855																												37,744
Unvested options	500	500
Expiration date of options											Aug. 01, 2015	Aug. 01, 2015																			Dec. 23, 2011
Exercise price of options		$ 100.00														$ 100.00	$ 62.87
Stock-based compensation expense																																					$ 1
Stock option election period, commencement date																		Aug. 25, 2010													Dec. 01, 2011
Stock option election period, expiration date																		Sep. 24, 2010													Dec. 23, 2011
Common equity interests																		100.00%													100.00%
Number of eligible employees and directors participating in plan																		24													2
Number of directors and employees not holding vested options and received awards in option exchange program																		3
RSUs issued	55,170																		4,000	235,000		3,000	4,000
Percentage of minimum common equity interests resulting in payment of cash and marketable securities																													50.00%	50.00%
Average of closing price of common stock																												$ 225
Trading period of common stock (days)																											60 days	60 days
Restricted stock units	261,559	242,000																			242,000	242,000	239,000	261,559
Restricted stock units granted to employees																									62,000	62,000
Term before RSUs expire (years)	10 years	10 years
Stock compensation expense							22	19
Additional notional investment																																	25.00%
Deferred compensation expense																																	$ 1	$ 2	$ 1						$ 1	$ 1
Exercised options	3,000												2,000	1,000
Deferred Compensation Company Match Percentage																																25.00%
Shares Issued																																19,227
Vested shares not issued																																14,814
Unvested Shares																																3,703
Vested shares awarded																																3,422
Unvested shares awarded																																809